Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule Of Total Assets By Geographic Area [Table Text Block]
	December 31, 2015	December 31, 2014
Assets
Mainland China	$173,629	$207,645
Hong Kong	29,355	30,885
Total	$202,984	$238,530

Revenue from External Customers by Products and Services [Table Text Block]
	For the year ended December 31,
	2015	2014	2013
Sales
Inactivated hepatitis vaccines	$49,416	$48,450	$47,202
Influenza vaccines	12,674	12,131	12,156
H5N1	3,852	201	10,736
Mumps	1,472	2,150	1,680
Total	$67,414	$62,932	$71,774

Schedule Of Entity Wide Information Revenue From External Customers By Geographic Area [Table Text Block]
	For the year ended December 31,
	2015	2014	2013
Sales
Mainland China	$66,779	$61,955	$70,647
Foreign countries	635	977	1,127
Total	$67,414	$62,932	$71,774